United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/10

Date of Reporting Period:  Quarter ended 5/31/09

Item 1.                      Schedule of Investments

Federated Total Return Government Bond Fund

Portfolio of Investments

May 31, 2009 (unaudited)

Principal Amount or Shares			Value
		U.S. TREASURY--36.8%
		U.S. Treasury Bonds--14.1%
$2,200,000	[1]	11.250%, 2/15/2015	$3,214,062
5,500,000		7.250%, 5/15/2016 - 8/15/2022	7,045,617
2,050,000		8.750%, 5/15/2017	2,832,203
1,000,000		8.125%, 5/15/2021	1,388,125
4,000,000		7.125%, 2/15/2023	5,216,250
39,500,000		6.250%, 8/15/2023 - 5/15/2030	48,327,579
1,500,000		7.500%, 11/15/2024	2,059,922
9,200,000		7.625%, 2/15/2025	12,800,937
7,000,000		6.875%, 8/15/2025	9,161,797
10,848,000		5.375%, 2/15/2031	12,388,754
3,500,000		4.500%, 5/15/2038	3,597,344
8,000,000		3.500%, 2/15/2039	6,901,250
		TOTAL	114,933,840
		U.S. Treasury Notes--22.7%
82,500,000	[1]	4.250%, 10/15/2010 - 8/15/2015	88,466,722
28,000,000	[1]	0.875%, 4/30/2011	27,998,314
5,500,000		4.875%, 4/30/2011	5,916,906
24,400,000		4.750%, 5/31/2012	26,833,329
10,000,000	[1]	1.875%, 4/30/2014	9,795,703
18,380,000		5.125%, 5/15/2016	20,825,402
4,100,000		4.500%, 5/15/2017	4,482,293
		TOTAL	184,318,669
		TOTAL U.S. TREASURY (IDENTIFIED COST $282,690,431)	299,252,509
		GOVERNMENT AGENCIES--34.8%
		Federal Farm Credit System--0.6%
5,000,000		5.410%, 4/17/2036	5,014,176
		Federal Home Loan Bank System--11.8%
1,300,000		7.375%, 2/12/2010	1,361,181
4,450,000		7.625%, 5/14/2010	4,741,372
2,500,000		6.875%, 8/13/2010	2,683,320
3,000,000		5.125%, 9/10/2010	3,142,580
5,500,000		1.625%, 1/21/2011	5,550,696
35,000,000		1.875%, 6/20/2012	34,876,758
12,000,000		3.625%, 10/18/2013	12,478,387
15,100,000		4.750%, 9/11/2015	15,996,279
14,000,000	[1]	5.375%, 5/18/2016	15,509,071
		TOTAL	96,339,644
		Federal Home Loan Mortgage Corporation--14.1%
33,000,000		4.750%, 1/18/2011 - 1/19/2016	35,266,418
11,000,000		1.625%, 4/26/2011	11,112,499
40,000,000		2.000%, 4/27/2012	40,245,204
18,000,000	[1]	4.500%, 1/15/2015	19,440,446
5,000,000		5.125%, 11/17/2017	5,414,100
70,000		6.750%, 9/15/2029	85,337
3,000,000		5.625%, 11/23/2035	3,035,239
		TOTAL	114,599,243
		Federal National Mortgage Association--3.3%
10,000,000		1.700%, 4/29/2011	10,066,569
10,000,000		4.000%, 1/18/2013	10,418,592
6,000,000	[1]	2.875%, 12/11/2013	6,064,979
		TOTAL	26,550,140
		Tennessee Valley Authority Bond--5.0%
37,550,000		5.500%, 7/18/2017	40,360,591
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $282,658,465)	282,863,794
		MORTGAGE-BACKED SECURITIES—23.9%
		Federal Home Loan Mortgage Corporation--17.2%
27,984,792		6.000%, 7/1/2021 - 9/1/2038	29,418,386
34,245,860	[1]	4.500%, 11/1/2023 - 2/1/2039	34,995,860
15,000,000		4.000%, 6/1/2024	15,110,840
28,911,462		5.500%, 2/1/2036 - 11/1/2038	29,918,137
2,316,467		6.500%, 8/1/2037	2,468,801
27,748,454		5.000%, 3/1/2039 - 4/1/2039	28,421,329
		TOTAL	140,333,353
		Federal National Mortgage Association--6.6%
9,129		7.500%, 6/1/2012	9,471
14,073,604		5.000%, 12/1/2023 - 3/1/2024	14,585,962
8,093,021		5.500%, 8/1/2035 - 8/1/2037	8,399,884
11,190,200		6.500%, 11/1/2036 - 9/1/2037	11,948,420
17,817,824		6.000%, 1/1/2037 - 10/1/2037	18,688,239
		TOTAL	53,631,976
		Government National Mortgage Association--0.1%
55,636		7.500%, 10/15/2026 - 10/15/2027	60,402
403,209		7.000%, 8/15/2027	439,269
46,573		8.000%, 10/15/2027	50,557
212,297		6.500%, 10/15/2031	227,643
		TOTAL	777,871
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $190,027,900)	194,743,200
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.4%
		Federal Home Loan Mortgage Corporation REMIC--1.4%
11,076,000		REMIC 2939 DK, 5.500%, 2/15/2030	11,563,162
		Federal National Mortgage Association REMIC--0.0%
19,562		REMIC 1988-16 B, 9.500%, 6/25/2018	21,824
8,444		REMIC 1989-35 G, 9.500%, 7/25/2019	9,577
		TOTAL	31,401
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,272,125)	11,594,563
		MUTUAL FUND—17.3%
140,797,406	[2,3,4]	Government Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	140,797,406
		REPURCHASE AGREEMENT--1.8%
$15,000,000	[5]	Interest in repurchase agreement 0.21%, dated 5/18/2009 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $15,002,538 on 6/16/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/15/2036 and the market value of that underlying security was $15,451,262. (AT COST)	15,000,000
		TOTAL INVESTMENTS—116.0% (IDENTIFIED COST $922,446,327)[6]	944,251,472
		OTHER ASSETS AND LIABILITIES – NET– (16.0)%[7]	(129,955,664)
		TOTAL NET ASSETS—100%	$814,295,808

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of May 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$ 117,075,541	$ 119,661,000
2	Affiliated company.
3	7- Day net yield.
4	All or a portion of this security is held as collateral for securities lending.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6
At May 31, 2009, the cost of investments for federal tax purposes was $922,446,327.  The net unrealized appreciation of investments for federal tax purposes was $21,805,145.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,041,699 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,236,554.

7
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Trust generally values investments as follows:
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded or after the time of a price evaluation provided by a pricing service or a dealer, include:
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, and a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trust may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Trust will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 140,797,406
Level 2 – Other Significant Observable Inputs	803,454,066
Level 3 – Significant Unobservable Inputs	---
Total	$ 944,251,472

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Government Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009